Revenue - Schedule of Accounts Receivable, Credit Loss (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 20	$ 3
Additional (reversal of) provision	(1)	16
Ending balance	$ 19	$ 19